Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Hero Group [Member]	Dec. 31, 2011 Hero Group [Member]	Dec. 31, 2012 Other Prior Discontinued Operations [Member]	Sep. 30, 2011 Rachel's [Member]	Dec. 31, 2012 Rachel's [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash contributions by joint venture partner				$ 1,900,000	$ 6,800,000
Payment of distributions to joint venture				8,000,000
Gain on sale of discontinued operations, net of tax	0	403,000	3,616,000				3,600,000
Tax benefit (expense) related to discontinued Operation		$ 100,000	$ (5,500,000)			$ 600,000		$ 200,000